UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Harbor Financial Group, LLC
Address:  54 Main Street, Ste 102
          Leominister, MA 01453

Form 13F File Number:  028-15047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Drisco
Title:    Chief Compliance Officer
Phone:    978.537.7701

Signature, Place, and Date of Signing:

     /s/ Christine Drisco             Leominster, MA           November 23, 2012
     --------------------             --------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          160
                                         -----------

Form 13F Information Table Value Total:  $   118,135
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
BROWN FORMAN CORP CL B                      S        115637209         757      11,606 SH       sole                X
AT&T INC COM                                S        00206R102         153       4,058 SH       sole                X
AMEX SPDR CONSUMER DIS SELECT INDEX         S        81369Y407       8,221     175,700 SH  call sole                X
BAXTER INTERNATIONAL INC CM                 S        71813109           32         533 SH       sole                X
STANLEY BLACK & DECKER INC COM              S        854502101          57         750 SH       sole                X
FORTUNE BRANDS HOME & SEC INC COM           S        34964C106          20         736 SH       sole                X
BEAM INC COM                                S        73730103           42         736 SH       sole                X
EATON VANCE TAX-MANAGED GLOBAL DIV CL END   S        27829F108          79       9,000 SH       sole                X
LINKEDIN CORPORATION COM                    S        53578A108         120       1,000 SH       sole                X
CENTRAL GOLDTRUST TRUST                     S        153546106       9,157     134,421 SH       sole                X
DEVON ENERGY CORPORATION COMMON             S        25179M103           3          44 SH       sole                X
SIMON PROPERTY GROUP COM                    S        828806109          31         207 SH       sole                X
ISHARES DJ US OIL & EQUIP                   S        464288844         320       6,150 SH       sole                X
KINDER MORGAN ENERGY PARTNERS CM LP         S        494550106          83       1,000 SH       sole                X
ENDEAVOUR SILVER CORP COM                   S        29258Y103          10       1,000 SH       sole                X
ETFS SILVER TRUST ETF                       S        26922X107          51       1,480 SH       sole                X
SCHLUMBERGER LTD COM                        S        806857108         252       3,489 SH       sole                X
CONOCOPHILLIPS CORP COM                     S        20825C104           6         100 SH       sole                X
ABBOTT LABS COM                             S        2824100            48         704 SH       sole                X
ROYAL DUTCH SHELL PLC ADS CLASS B           S        780259107          14         200 SH       sole                X
ATLANTIC POWER CORP COM                     S        04878Q863       1,436      96,003 SH       sole                X
INTUITIVE SURGICAL INC COM                  S        46120E602          12          25 SH       sole                X
KIMBERLY CLARK CORP COM                     S        494368103         274       3,200 SH       sole                X
BROOKS AUTOMATION INC COM                   S        114340102           2         222 SH       sole                X
NEWMONT MINING CORP COM                     S        651639106         678      12,100 SH       sole                X
HOME DEPOT INC COM                          S        437076102           2          26 SH       sole                X
WHOLE FOODS MKT INC COM                     S        966837106         828       8,500 SH       sole                X
MAGELLAN PETE CORP COM                      S        559091301           7       7,000 SH       sole                X
DUKE ENERGY HOLDINGS CORP COM               S        26441C204          13         200 SH       sole                X
ELAN CORP PLC ADR                           S        284131208           4         400 SH       sole                X
STARRETT L S CO CL A                        S        855668109           8         602 SH       sole                X
BIOGEN IDEC INC COM                         S        09062X103          15         100 SH       sole                X
LEGACY RESERVES LP                          S        524707304          38       1,318 SH       sole                X
CURRENCY SH SWISS FR COM                    S        23129V109       2,073      19,800 SH       sole                X
MICROSOFT CORP COM                          S        594918104          16         550 SH       sole                X
CLAYTON WILLIAMS ENERGY INC COM             S        969490101          14         265 SH       sole                X
SMARTHEAT INC COM                           S        83172F203           1         217 SH       sole                X
ISHARES CORE S&P 500 ETF                    S        464287200         486       3,367 SH       sole                X
EDAP TMS SA SPONS ADR                       S        268311107          15       8,600 SH       sole                X
COVIDIEN PLC COM                            S        G2554F113          12         200 SH       sole                X
GENERAL ELECTRIC CO COM                     S        369604103         359      15,815 SH       sole                X
CHESAPEAKE ENERGY CORP COM                  S        165167107           0           9 SH       sole                X
POWERSHARES QQQ                             S        73935A104       9,860     143,800 SH       sole                X
MIDDLESEX WATER CO COM                      S        596680108       1,816      94,772 SH       sole                X
CATERPILLAR INC COM                         S        149123101          26         300 SH       sole                X
FORD MOTOR COM                              S        345370860           2         162 SH       sole                X
POWERSHARES EMERGING MARKETS SOV DEB PORT   S        73936T573      11,314     368,657 SH       sole                X
PENGROWTH ENERGY CORP COM                   S        70706P104           7       1,000 SH       sole                X
EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE
  OPP FUND                                  S        27829C105         960      86,529 SH       sole                X
ENTERPRISE PRODUCTS PARTNERS LP             S        293792107           1          26 SH       sole                X
A123 SYSTEM INC COM                         S        03739T108           3      10,000 SH       sole                X
FACEBOOK INC COM                            S        30303M102          19         865 SH       sole                X
VERIZON COMMUNICATIONS COM                  S        92343V104       3,462      75,975 SH       sole                X
JOHNSON & JOHNSON COM                       S        478160104          63         907 SH       sole                X
ABERDEEN ASIA-PAC PRIME INC COM             S        3009107            12       1,500 SH       sole                X
SPDR DOW JONES INDUSTRIAL AVE ETF TRUST     S        78467X109       9,451      70,500 SH       sole                X
AMGEN INC COM                               S        31162100           16         188 SH       sole                X
BERKSHIRE HATHAWAY INC DEL CL B             S        84670702           38         433 SH       sole                X
EXXON MOBIL CORPORATION COM                 S        30231G102         905       9,900 SH       sole                X
ISHARES BARCLAYS TIPS BOND FUND             S        464287176       6,303      51,762 SH       sole                X
NETAPP INC COM                              S        64110D104           3         100 SH       sole                X
TEMPLETON EMERGING MKTS INCOME COM          S        880192109           7         400 SH       sole                X
BARCLAYS BANK PLC 1:4 R/S 10/5/12 06740C188 S        06740C261           9       1,000 SH       sole                X
JUST ENERGY GROUP INC ORD                   S        48213W101          23       2,100 SH       sole                X
HIBBETT SPORTS INC COM                      S        428567101          12         200 SH       sole                X
AMAZON.COM INC COM                          S        23135106            5          20 SH       sole                X
QUANTUM FUEL SYSTEMS TEC COM                S        74765E208           8      10,800 SH       sole                X
NEW GOLD INC COM                            S        644535106           7         540 SH       sole                X
FRONTIER COMMUNICATIONS CORP COM            S        35906A108           1         169 SH       sole                X
UNION PAC CORP COM                          S        907818108       1,129       9,514 SH       sole                X
CENTURYLINK INC COM                         S        156700106           1          35 SH       sole                X
BANCOLUMBIA S.A. COM                        S        05968L102          12         200 SH       sole                X
VODAFONE GROUP PLC ADR                      S        92857W209          55       1,927 SH       sole                X
ALCATEL LUCENT SPONSORED ADR                S        13904305            0         105 SH       sole                X
METLIFE INC COM                             S        59156R108           1          33 SH       sole                X
TENET HEALTHCARE CORP 1:4 R/S 10/11/12
  88033G407                                 S        88033G100           0           1 SH       sole                X
ISHARES MSCI EMERGING MKTS                  S        464287234           2          47 SH       sole                X
OXYGEN BIOTHERAPEUTICS INC COM              S        69207P209           0           2 SH       sole                X
NOKIA CORP ADR                              S        654902204           2         636 SH       sole                X
ANADARKO PETROL CORP COM                    S        32511107           43         616 SH       sole                X
XILINX INC COM                              S        983919101          17         500 SH       sole                X
TEMPLETON GLOBAL INCOME FD INC COM          S        880198106          27       2,840 SH       sole                X
MARKET VECTORS GOLD MINERS ETF              S        57060U100      11,784     219,488 SH       sole                X
BRISTOL-MYERS SQUIBB CM                     S        110122108       1,016      30,100 SH       sole                X
PROSHARES 1:4 R/S 10/5/12 74347B300         S        74347R883          34       2,500 SH       sole                X
SPIRE CORP COM                              S        848565107           2       3,400 SH       sole                X
TRANSOCEAN LTD ORD                          S        H8817H100         539      12,000 SH       sole                X
EDWARDS LIFE SCIENCES COM                   S        28176E108          43         400 SH       sole                X
WELLS FARGO COMPANY COM                     S        949746101          14         400 SH       sole                X
SUNPOWER CORPORATIONS COM                   S        867652406         551     122,200 SH       sole                X
PRUDENTIAL FINANCIAL INC COM                S        744320102           1          21 SH       sole                X
BANK OF AMERICA CORP COM                    S        60505104           21       2,352 SH       sole                X
OTTER TAIL CORP COM                         S        689648103          24       1,000 SH       sole                X
UNITED STATES 12 MONTH NATURAL GAS FUND LP
  ETF                                       S        91288X109           6         320 SH       sole                X
POWERSHARES BIOTECHNOLOGY & GENOME PORT     S        73935X856           2         100 SH       sole                X
ISHARES FTSE CHINA 25 INDEX FUND            S        464287184          14         400 SH       sole                X
ISHARES GOLD TRUST COM                      S        464285105       1,012      58,600 SH       sole                X
TRANSCANADA CORP COM                        S        89353D107           9         200 SH       sole                X
KODIAK OIL & GAS CORP. COM                  S        50015Q100           9         964 SH       sole                X
PEPSICO INC COM                             S        713448108          81       1,146 SH       sole                X
PENNEY J C CO INC COM                       S        708160106           7         300 SH       sole                X
MARKET VECTORS JUNIOR GOLD MINERS ETF       S        57060U589       2,568     103,868 SH       sole                X
MARRIOTT INTERNATIONAL INC CLASS A NEW      S        571903202          14         367 SH       sole                X
3M CO COM                                   S        88579Y101          37         400 SH       sole                X
COCA COLA CO COM                            S        191216100           1          24 SH       sole                X
GREAT PANTHER SILVER LTD ORD                S        39115V101          16       7,000 SH       sole                X
MERCK & CO INC. COM                         S        58933Y105           5         100 SH       sole                X
GOLDCORP INC COM                            S        380956409         619      13,500 SH       sole                X
ACCO BRANDS CORP COM                        S        00081T108           1         172 SH       sole                X
HECLA MINING CO COM                         S        422704106          66      10,000 SH       sole                X
ISHARES JPM USB EMRG MKT BD                 S        464288281          12         100 SH       sole                X
WALT DISNEY CO COM                          S        254687106           0           6 SH       sole                X
GILEAD SCIENCES INC COM                     S        375558103          11         161 SH       sole                X
PROCTER GAMBLE CO COM                       S        742718109          70       1,016 SH       sole                X
CENTRAL FUND OF CANADA CLOSED END FUND CL A S        153501101       4,107     172,497 SH       sole                X
SPDR SPDR S&P BIOTECH ETF                   S        78464A870          19         200 SH       sole                X
NORTHERN DYNASTY MINERALS COM               S        66510M204           5       1,000 SH       sole                X
AMEX SPDR INDUSTRIAL SELECT INDEX           S        81369Y704       7,080     193,800 SH       sole                X
SPDR INTL GOVT INFL PROT BOND ETF           S        78464A490       4,307      69,505 SH       sole                X
TORONTO DOMINION BK ONT COM NEW             S        891160509           1          12 SH       sole                X
GMX RESOURCES INC COM                       S        38011M108           2       2,000 SH       sole                X
APPLE INC COM                               S        37833100           12          18 SH       sole                X
WALGREEN CO COM                             S        931422109           4         104 SH       sole                X
TEXTRON INC COM                             S        883203101           2          64 SH       sole                X
JDS UNIPHASE CORP COM                       S        46612J507           5         375 SH       sole                X
SEASPAN CORP COM                            S        Y75638109           9         600 SH       sole                X
SEADRILL LTD COM 8FMN8                      S        G7945E105         737      18,800 SH       sole                X
CURRENCY SH CAN DOL TR EXCHANGE TRADED FUND S        23129X105       3,002      29,684 SH       sole                X
XYLEM INC COM                               S        98419M100       1,325      52,700 SH       sole                X
PHILLIPS 66 COM                             S        718546104           2          50 SH       sole                X
SPECTRA ENERGY CORP COM                     S        847560109          18         600 SH       sole                X
ISHARES MSCI BRAZIL IND FD                  S        464286400           7         127 SH       sole                X
INTL BUSINESS MACHINES COM                  S        459200101          79         381 SH       sole                X
VANGUARD SM CAP ETF US SMALL MKT 1750       S        922908751         466       5,819 SH       sole                X
BARRICK GOLD CORP COM                       S        67901108           29         700 SH       sole                X
STAR GAS PARTNERS L.P.-SBI COM              S        85512C105           4       1,000 SH       sole                X
TANZANIAN ROYALTY EXPL CORP COM             S        87600U104           3         500 SH       sole                X
LOCKHEED MARTIN COM                         S        539830109          37         400 SH       sole                X
TATA MOTORS LTD COM                         S        876568502          15         600 SH       sole                X
SPDR BARCLAYS INTERN TREASURY BD ET         S        78464A516          54         873 SH       sole                X
AUTOMATIC DATA PROCESSING INC COM           S        53015103           41         700 SH       sole                X
KROGER CO COM                               S        501044101           7         300 SH       sole                X
VANGUARD DIVIDEND APPRECIATION ETF          S        921908844         676      11,334 SH       sole                X
SPDR GOLD TR GOLD SHS ETF                   S        78463V107       3,189      18,550 SH       sole                X
WESTPORT INNOVATIONS INC COM                S        960908309         448      16,100 SH       sole                X
MINES MGT INC COM                           S        603432105           8       5,200 SH       sole                X
INTEL CORP COM                              S        458140100         620      27,352 SH       sole                X
ISHARES RUSSELL 2000 IDX FUND               S        464287655          17         200 SH       sole                X
DOW CHEMICAL COM                            S        260543103          12         400 SH       sole                X
BHP BILLITON LIMITED ADR                    S        88606108           26         385 SH       sole                X
HONEYWELL INTERNATIONAL INC COM             S        438516106          20         333 SH       sole                X
TESLA MOTORS INC COM                        S        88160R101          12         400 SH       sole                X
SUNOPTA INC COM                             S        8676EP108          68      10,696 SH       sole                X
EXELON CORPORATION COM                      S        30161N101          18         507 SH       sole                X
CHEVRON CORP COM                            S        166764100         198       1,700 SH       sole                X
POWERSHARES DB OIL FUND                     S        73936B507          18         675 SH       sole                X
VEOLIA ENVIRONNEMENT ADR                    S        92334N103       1,442     133,230 SH       sole                X
SILVER WHEATON CORP COM                     S        828336107           8         200 SH       sole                X
PFIZER INC COM                              S        717081103           2          82 SH       sole                X
TENARIS S A ADR                             S        88031M109          16         400 SH       sole                X